Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 13: INTANGIBLE ASSETS
Goodwill
Goodwill is presumed to have an indefinite useful life and is tested for impairment, rather than amortized, at the reporting unit level, at least once a year. There was no change in goodwill during the year ended December 31, 2020. During the year ended December 31, 2019, goodwill was reduced by $9.8 million related to the sale of the Company’s wealth management business, Peter B. Cannell & Co. Goodwill totaled $2.4 billion at each of these dates.